Taxes On Income (Schedule Of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Loss before taxes as reported in the consolidated statements of operations	$ (40,939)	$ (22,190)	$ (51,395)
Statutory tax rate	25.00%	25.00%	24.00%
Theoretical tax income on the above amount at the Israeli statutory tax rate	(10,235)	(5,548)	(12,335)
Non-deductible expenses	9,459	193	3,061
Non-deductible expenses related to employee stock options	955	1,366	1,575
Changes in valuation allowance, net	4,223	5,415	8,984
Other	2,137	(225)	974
Income tax expense	$ 6,539	$ 1,201	$ 2,259